Subsequent Events (Details) - USD ($)		6 Months Ended	12 Months Ended
	May 05, 2021	Jun. 30, 2021	Dec. 31, 2020	Feb. 26, 2021	Dec. 31, 2019
Subsequent Events (Details) [Line Items]
Aggregate shares of common stock (in Shares)	10,000,000
Shares issued (in Shares)				14,316,146
Price per share		$ 10	$ 0.75	$ 0.7509
Company equity value (in Dollars)		$ 309,730	$ 770,114	$ 10,700,000	$ 1,212,755
Annual license fee description			The Company will pay annual license maintenance fees, beginning on the first anniversary of the effective date of the agreement and ending upon the first commercial sale of a product, method, or service in the licensed field of use, as follows: $25,000 for each first and second year, $35,000 for each third and fourth year, and $50,000 at each anniversary thereafter ending upon the first commercial sale. The Company is also obligated to pay late clinical milestones and first commercial sales milestone payments of up to $9.0 million in total. The Company will also pay low single-digit royalties on net sales of licensed products, if approved.
Voting common stock, par value		$ 0.0001
Non-voting common stock, par value		$ 0.0001
Equity value (in Dollars)		$ 275,000,000
Subscription agreement ,description		In addition, concurrently with the execution of the BCA on May 5, 2021, AMHC entered into subscription agreements with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe for and purchase, and AMHC agreed to issue and sell to the PIPE Investors, an aggregate of 10,000,000 shares of Class A Common Stock of AMHC at a price of $10.00 per share, for aggregate gross proceeds of $100.0 million (the “PIPE Financing”). The PIPE Financing was consummated concurrently with the closing of the Business Combination.
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate shares of common stock (in Shares)	10,000,000
Common stock price per share	$ 10
Aggregate gross proceeds (in Dollars)	$ 100,000,000